Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership's Financial Instruments

The following table represents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2014 and December 31, 2013.

	2014		2013
(in US$ millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Cash and cash equivalents	36.3	36.3	54.5	54.5
Restricted cash	2.2	2.2	8.0	8.0
Current forward currency exchange contracts	7.7	7.7	—	—
Non-current forward currency exchange contracts	15.2	15.2	—	—

Financial liabilities:
Current interest rate swap contracts	5.6	5.6	3.6	—
Non-current interest rate swap contracts	8.4	8.4	3.5	7.1
Long-term debt	573.7	573.7	175.6	175.6
Current instalments of long-term debt	—	—	25.1	25.1
Long-term debt, affiliates	56.1	56.1	611.8	611.8

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including those items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2014 and December 31, 2013:

	Fair value measurement at 2014
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents	36.3	36.3	—	—
Restricted cash	2.2	2.2	—	—
Current forward currency exchange contracts	7.7	—	7.7	—
Non-current forward currency exchange contracts	15.2	—	15.2	—

Financial liabilities:
Current interest rate swap contracts	5.6	—	5.6	—
Non-current interest rate swap contracts	8.4	—	8.4	—
Long-term debt, current and noncurrent	573.7	—	573.7	—
Long-term debt, affiliates	56.1	—	56.1	—

	Fair value measurement at 2013
(in US$ millions)	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents, incl restricted cash	54.5	54.5	—	—
Restricted cash	8.0	8.0	—	—

Financial liabilities:
Interest rate swap contracts	7.1	—	7.1	—
Long-term debt, current and noncurrent	200.9	—	200.9	—
Affiliate loan	611.8	—	611.8	—